Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ 4,843	$ 4,961	$ 4,955
Ending balance		4,451	4,843	4,961
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		3	(117)	49
Other comprehensive income (loss), before reclassifications		(58)	(28)	(201)
Amounts reclassified from other comprehensive income (loss)		(33)	148	35
Other comprehensive income (loss)	[1]	(91)	120	(166)
Ending balance		(88)	3	(117)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(947)	(1,105)	(826)
Other comprehensive income (loss), before reclassifications		(172)	76	(337)
Amounts reclassified from other comprehensive income (loss)		83	82	58
Other comprehensive income (loss)	[1]	(89)	158	(279)
Ending balance		(1,036)	(947)	(1,105)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(806)	(448)	(574)
Other comprehensive income (loss), before reclassifications		316	(358)	126
Other comprehensive income (loss)	[1]	316	(358)	126
Ending balance		(490)	(806)	(448)
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(113)	(66)	(22)
Other comprehensive income (loss), before reclassifications		(40)	(47)	(44)
Other comprehensive income (loss)	[1]	(40)	(47)	(44)
Ending balance		(153)	(113)	(66)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,863)	(1,736)	(1,373)
Other comprehensive income (loss), before reclassifications		46	(357)	(456)
Amounts reclassified from other comprehensive income (loss)		50	230	93
Other comprehensive income (loss)	[1]	96	(127)	(363)
Ending balance		$ (1,767)	$ (1,863)	$ (1,736)

[1]	Excluded from the table above is other comprehensive loss allocated to noncontrolling interests of $3, $(1) and $(4) for the years ended December 31, 2016, 2015 and 2014, respectively.